Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 6. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	June 30,	December 31,
(In thousands)	2024	2023
Office and computer equipment	$459	$434
Leasehold improvements	139	113
Internally developed software	5,880	5,789
Other software	67	67
Property and equipment, gross	$6,545	$6,403
Less: accumulated depreciation and amortization of software	(1,627)	(1,492)
Property and equipment, net	$4,918	$4,911

For the three and six months ended June 30, 2024 and 2023, depreciation expense and amortization expense was $68.0 thousand and $135.0 thousand, and $88.0 thousand and $97.0 thousand, respectively.

Note 6. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	December 31,
(In thousands)	2023	2022
Office and computer equipment	$434	$430
Leasehold improvements	113	113
Internally developed software	5,789	4,050
Other software	67	68
Property and equipment, gross	$6,403	$4,661
Less: accumulated depreciation and amortization of software	(1,492)	(1,229)
Property and equipment, net	$4,911	$3,432

For the years ended December 31, 2023, 2022 and 2021, depreciation expense and amortization expense was $0.3 million, $0.4 million, and $0.3 million, respectively.